Short-Term Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 10 - SHORT-TERM BORROWINGS

Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2020		At December 31, 2019
	Federal Funds Purchased	Short-term Borrowings	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$—	$—	$101,500
Maximum indebtedness during the year	50,000	102,700	20,000	192,700
Average balance during the year	288	8,151	137	112,088
Average rate paid during the year	0.35%	1.64%	2.19%	2.32%
Interest rate on year end balance	—	—	—	1.63%

	At December 31, 2018
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$188,600
Maximum indebtedness during the year	20,000	225,300
Average balance during the year	116	113,520
Average rate paid during the year	2.58%	2.07%
Interest rate on year end balance	—	2.45%

Average balances during the year represent daily averages. Average interest rates represent interest expense divided by the related average balances.

These borrowing transactions can range from overnight to six months in maturity. The average maturity was one day at December 31, 2019.